Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Financial Statements in US dollars ("dollars")
A.           Financial Statements in US dollars ("dollars")

Most of the Company's sales are made outside Israel.  Most sales outside Israel are denominated in dollars. Most purchases of materials and components, and most marketing costs, are denominated in dollars or are dollar-linked. Therefore, the currency of the primary economic environment in which the operations of the Company are conducted is the dollar, which is used as the functional currency of the Company.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies have been remeasured as follows:

-	Monetary items - at the current exchange rate at balance sheet date.

-	Non-monetary items - at historical exchange rates.

-	Income and expenditure items - at the current exchange rate as of date of recognition of those items (excluding depreciation and other items deriving from non-monetary items).

All exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations when they arise.

Estimates and assumptions in the financial statements
B.           Estimates and assumptions in the financial statements

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. These are management's best estimates based on experience and historical data.  Actual results, however, may vary from these estimates.

Principles of consolidation
C.           Principles of consolidation

These consolidated financial statements include RiT Technologies Ltd. and its wholly-owned subsidiary in the United States. All intercompany transactions and balances were eliminated in consolidation.

Cash equivalents	D. Cash equivalents The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents.
Allowance for doubtful accounts
E.           Allowance for doubtful accounts

Accounts receivable are recorded at cost, less related allowance for doubtful accounts receivable.  Management considers current information and events regarding customers' ability to repay their obligations and judges its accounts receivable to be impaired when it is probable that the Company will not be able to collect all amounts due.

The balance sheet allowance for doubtful accounts for all periods through December 31, 2013 is determined as a specific amount for those accounts, collection of which is not probable.

Inventories
F.           Inventories

Inventories are valued at the lower of cost or market value. Cost of inventory is determined on the "Weighted Average Cost Method" basis.

Costs of work in process and finished products include direct materials, labor and overhead incurred. Labor and overhead incurred is calculated on the basis of actual manufacturing costs based on the normal capacity of the production facility.

Inventory write-downs are provided to cover technological obsolescence, excess inventories, discontinued products and market prices lower than cost.

Assets held for severance benefits	G. Assets held for severance benefits Assets held for employees' severance benefits represent cash surrender of managers' insurance policies that are recorded at their current redemption value.
Property and equipment, net
H.           Property and equipment

Property and equipment are stated at cost less accumulated depreciation.  Maintenance and repair expenses are charged to operations as incurred.

Depreciation is recorded using the straight-line method based on the estimated useful lives of the assets, and commences once the assets are ready for their intended use.

Annual rates of depreciation are as follows:

%
Research and development equipment	25
Manufacturing equipment	15 - 20
Office furniture and equipment	7 - 33
Leasehold improvements	*

* Over the shorter of the relevant lease period or their useful lives (mainly at 25%)

Revenue recognition
I.            Revenue recognition

The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Shipping and other transportation costs charged to buyers are recorded in both sales and cost of sales.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of operations.

Most of the Company's sales are sold through distributors, OEM partners, as well as through value added resellers, system integrators and installers. These distribution channels are the Company's end users and therefore sales occur when products are sold to these channels.

When the sale arrangement includes customer acceptance provisions, revenue is not recognized before it is demonstrated that the criteria specified in the acceptance provisions have been satisfied.

The Company does not, in the normal course of business, provide a right of return to any of its customers.

Research and development costs	J. Research and development costs Research and development costs are charged to the statement of operations as incurred.
Government grants
K.           Government grants

When the Government of Israel approves a grant for research and development (see Note 5) the grants are recognized as receivables when the related research and development costs are incurred.

The grants are generally reflected as a reduction of research and development expenses. If the royalty payments for such grants are expected to be fully repaid within twelve months then the grant is classified as a loan. Royalty expenses in respect of such grants are classified as part of cost of sales when the related sales are recognized.

Allowance for product warranty
L.           Allowance for product warranty

It is the Company's policy to grant a warranty for certain products.  The balance sheet provision for warranties for all periods through December 31, 2013 is determined based upon the Company's experience regarding the relationship between sales and warranty expenses. The liability for product warranty at December 31, 2013 and 2012 was $100,000.

Stock option plans
M.          Stock option plans

The Company recognizes compensation expense based on estimated grant date fair value in accordance with ASC Topic 718, Compensation -Stock Compensation as follows: When portions of an award vest in increments during the requisite service period (graded-vesting award), the Company's accounting policy is to recognize compensation cost for the entire award over the requisite service period.

Impairment of Long-Lived Assets
N.           Impairment of Long-Lived Assets

In accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment - Overall long-lived assets, such as property, equipment and purchase intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or an asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. No impairment charges were recorded during 2013, 2012 and 2011.

Deferred income taxes
O.           Deferred income taxes

Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

Income tax uncertainties
P.           Income tax uncertainties

The Company accounts for income tax uncertainties based on a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon settlement. Interest and penalties related to unrecognized tax benefits are classified as a component of income tax expense.

Net loss per share
Q.           Net loss per share

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year.

The total number of shares related to the outstanding options excluded from the calculations of diluted net loss per share due to their anti-dilutive effect was 1,021,071 stock options for the year ended December 31, 2013 (for the year ended December 31, 2012 - 552,386 stock options ; for the year ended December 31, 2011 - 261,320 stock options).

Treasury shares	R. Treasury Shares Holdings of the Company's shares by a consolidated subsidiary are presented as treasury stock, and are excluded from the calculation of loss per share.
Fair value measurements
S.	Fair value measurements

The Company's financial instruments consist mainly of cash and cash equivalents, short-term interest bearing deposits, accounts receivable, accounts payable and short-term and long-term loans.

Fair value for the measurement of financial assets and liabilities is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company utilizes a valuation hierarchy for disclosure of the inputs for fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

•	Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
•
Level 2 inputs are quoted prices for identical or similar assets or liabilities in less active markets or model-derived valuations in which significant inputs are observable for the asset or liability, either directly or indirectly through market corroboration.

•	Level 3 inputs are unobservable inputs based on the Company's assumptions used to measure assets and liabilities at fair value.

By distinguishing between inputs that are observable in the market place, and therefore more objective, and those that are unobservable and therefore more subjective, the hierarchy is designed to indicate the relative reliability of the fair value measurements. A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Comprehensive income	T. Comprehensive income For the years ended December 31, 2013, 2012 and 2011, comprehensive income equals net income.